Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan portfolio to earning assets	68.10%	63.60%
Loan to value ratio	80.00%
Gross interest income if non-accrual loans had been current	$ 43,000	$ 81,000
Troubled debt restructurings, balance	2,200,000
Impaired receivables for which allowance for credit losses had previously been measured under general allowance for credit losses methodology, allowance for credit losses	80,000
Specific reserve troubled debt restructuring	80,000
Impaired receivables for which allowance for credit losses had previously been measured under general allowance for credit losses methodology	1,305,000
Non- Accrual	3,181,000	3,401,000
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Troubled debt restructurings, balance	1,600,000
Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Non- Accrual	$ 600,000